COLONIAL CONNECTICUT TAX-
     EXEMPT FUND
COLONIAL NORTH CAROLINA TAX-
     EXEMPT FUND

Supplement to Prospectus dated
May 31, 1995, Revised
September 29, 1995 (Replacing
  Supplement dated
  December 7, 1995)


Effective  February  7,  1996,
Robert S. Waas, Vice President
of  the  Adviser, will  manage
the  Colonial Connecticut Tax-
Exempt Fund and Colonial North
Carolina   Tax-Exempt    Fund.
Prior  to joining the  Adviser
in July, 1995, Mr. Waas was  a
portfolio   manager   at   Van
Kampen/American Capital and at
the Colonial Penn Group.

SP-43/836B-0296
February 23, 1996